Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED U S GOVERNMENT SECURITIES FUND 1-3 YEARS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2020